NATIONWIDE VA

SEPARATE

ACCOUNT-B

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Subsidiary and Contract Owners of Nationwide VA Separate Account-B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
160,617 shares (cost $4,843,497)	$7,226,174
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
4,682 shares (cost $142,267)	215,243
Mid Cap Value Portfolio: Class 1 (JPMMV1)
47,486 shares (cost $451,180)	541,813
Forty Portfolio: Service Shares (JACAS)
10,765 shares (cost $384,442)	422,078
Global Technology Portfolio: Service Shares (JAGTS)
8,447 shares (cost $68,007)	72,310
Overseas Portfolio: Service Shares (JAIGS)
4,722 shares (cost $176,158)	148,965
Emerging Markets Debt Portfolio - Class I (MSEM)
755 shares (cost $6,226)	6,006
U.S. Real Estate Portfolio - Class I (MSVRE)
61,501 shares (cost $719,971)	1,238,015
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
102,776 shares (cost $1,552,249)	1,969,195
NVIT Emerging Markets Fund - Class I (GEM)
112,745 shares (cost $1,292,964)	1,241,323
NVIT International Equity Fund - Class I (GIG)
114,070 shares (cost $1,226,625)	1,174,923
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,443 shares (cost $109,180)	105,999
NVIT Core Bond Fund - Class I (NVCBD1)
156,083 shares (cost $1,716,060)	1,704,430
NVIT Nationwide Fund - Class I (TRF)
300,090 shares (cost $3,610,692)	4,387,320
NVIT Government Bond Fund - Class I (GBF)
154,973 shares (cost $1,811,103)	1,715,555
American Century NVIT Growth Fund - Class I (CAF)
22,305 shares (cost $273,833)	497,617
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
21,792 shares (cost $233,708)	281,768
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
22,570 shares (cost $236,159)	235,405
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
179,469 shares (cost $2,229,889)	2,397,702
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
18,400 shares (cost $197,826)	255,208
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
40,329 shares (cost $444,928)	479,916
NVIT Mid Cap Index Fund - Class I (MCIF)
82,064 shares (cost $1,690,359)	2,058,983
NVIT Money Market Fund - Class I (SAM)
3,233,957 shares (cost $3,233,957)	3,233,957
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
16,102 shares (cost $199,220)	178,575
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
34,365 shares (cost $393,460)	346,403
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
31,229 shares (cost $338,221)	419,408

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
14,984 shares (cost $145,244)	176,667
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
108,279 shares (cost $1,465,954)	1,362,152
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
29,256 shares (cost $355,713)	346,386
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
13,615 shares (cost $275,943)	285,639
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
138,388 shares (cost $1,601,732)	2,194,826
NVIT Multi-Manager Small Company Fund - Class I (SCF)
75,184 shares (cost $1,154,043)	1,763,054
NVIT Multi-Sector Bond Fund - Class I (MSBF)
249,163 shares (cost $2,324,896)	2,272,369
NVIT Large Cap Growth Fund - Class I (NVOLG1)
297,517 shares (cost $4,855,672)	6,765,538
Invesco NVIT Comstock Value Fund - Class II (EIF2)
33,480 shares (cost $411,886)	553,418
NVIT Real Estate Fund - Class I (NVRE1)
31,377 shares (cost $279,419)	265,765
VP Balanced Fund - Class I (ACVB)
115,637 shares (cost $802,521)	921,626
VP Capital Appreciation Fund - Class I (ACVCA)
33,929 shares (cost $485,643)	533,371
VP Income & Growth Fund - Class I (ACVIG)
50,618 shares (cost $378,581)	511,752
VP Inflation Protection Fund - Class II (ACVIP2)
44,348 shares (cost $514,503)	460,776
VP International Fund - Class I (ACVI)
33,359 shares (cost $291,523)	332,925
VP International Fund - Class III (ACVI3)
22,191 shares (cost $177,471)	221,463
VP Ultra(R) Fund - Class I (ACVU1)
3,735 shares (cost $41,366)	60,238
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
9,009 shares (cost $162,672)	165,757
Appreciation Portfolio - Initial Shares (DCAP)
21,490 shares (cost $868,980)	1,063,991
Growth and Income Portfolio - Initial Shares (DGI)
6,661 shares (cost $149,222)	217,672
Quality Bond Fund II - Primary Shares (FQB)
59,164 shares (cost $678,459)	675,655
Equity-Income Portfolio - Initial Class (FEIP)
208,889 shares (cost $4,028,805)	5,069,737
High Income Portfolio - Initial Class (FHIP)
741,027 shares (cost $4,383,749)	4,090,469
VIP Asset Manager Portfolio - Initial Class (FAMP)
154,990 shares (cost $2,241,673)	2,658,073
VIP Growth Portfolio - Initial Class (FGP)
47,912 shares (cost $1,940,648)	3,041,480
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
176,262 shares (cost $2,298,067)	2,231,482
VIP Overseas Portfolio - Initial Class (FOP)
26,870 shares (cost $469,322)	502,476
VIP Overseas Portfolio - Initial Class R (FOPR)
10,275 shares (cost $164,580)	191,632
VIP Value Strategies Portfolio - Service Class (FVSS)
16,920 shares (cost $180,235)	256,500
Short Duration Bond Portfolio - I Class Shares (AMTB)
92,471 shares (cost $997,825)	985,740

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Growth Portfolio - I Class Shares (AMTG)
8,731 shares (cost $157,405)	257,312
Guardian Portfolio - I Class Shares (AMGP)
7,604 shares (cost $160,203)	183,181
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
63,889 shares (cost $585,940)	1,047,146
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,298 shares (cost $39,467)	54,875
Capital Income Fund/VA - Non-Service Shares (OVMS)
43,213 shares (cost $488,554)	633,938
Core Bond Fund/VA - Non-Service Shares (OVB)
125,582 shares (cost $1,117,048)	999,630
Global Securities Fund/VA - Non-Service Shares (OVGS)
64,340 shares (cost $2,330,789)	2,541,419
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
6,109 shares (cost $138,794)	205,317
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
5,518 shares (cost $309,421)	434,911
Health Sciences Portfolio - II (TRHS2)
11,670 shares (cost $376,209)	423,051
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
1,785 shares (cost $58,339)	43,984
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
17,162 shares (cost $189,773)	160,119
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
20,773 shares (cost $245,830)	269,005
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
21,251 shares (cost $639,217)	539,147
Advantage VT Discovery Fund (SVDF)
8,908 shares (cost $245,446)	273,577
Advantage VT Opportunity Fund - Class 2 (SVOF)
67,789 shares (cost $1,221,790)	1,956,402

Total Investments	$82,755,934

Accounts Receivable-Emerging Markets Debt Portfolio - Class I (MSEM)	13
Other Accounts Payable	(67)

$82,755,880

Contract Owners’ Equity:
Accumulation units	82,661,832
Contracts in payout (annuitization) period (note 1f)	94,048

Total Contract Owners’ Equity (note 5)	$82,755,880

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	DSIF	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM
Reinvested dividends	$1,366,625	118,885	2,300	4,905	128	-	9,650	1,133
Mortality and expense risk charges (note 2)	(1,233,853)	(98,576)	(3,198)	(7,808)	(6,127)	(1,422)	(2,666)	(198)

Net investment income (loss)	132,772	20,309	(898)	(2,903)	(5,999)	(1,422)	6,984	935

Realized gain (loss) on investments	3,403,137	337,367	21,841	66,361	13,785	16,826	(4,201)	1,860
Change in unrealized gain (loss) on investments	(2,272,053)	320,519	(12,345)	(31,178)	(107,079)	(13,729)	(39,323)	(1,774)

Net gain (loss) on investments	1,131,084	657,886	9,496	35,183	(93,294)	3,097	(43,524)	86

Reinvested capital gains	2,893,271	76,192	15,040	33,471	126,802	5,756	11,881	156

Net increase (decrease) in contract owners’ equity resulting from operations	$4,157,127	754,387	23,638	65,751	27,509	7,431	(24,659)	1,177

Investment Activity:	MSVRE	NVAMV1	GEM	GIG	NVNMO1	NVNSR1	NVCBD1	TRF
Reinvested dividends	$16,699	38,541	11,963	21,847	949	-	48,242	49,670
Mortality and expense risk charges (note 2)	(16,835)	(27,850)	(13,931)	(12,648)	(1,550)	(20)	(25,380)	(62,412)

Net investment income (loss)	(136)	10,691	(1,968)	9,199	(601)	(20)	22,862	(12,742)

Realized gain (loss) on investments	40,479	45,816	5,661	7,203	5,330	143	(10,368)	100,523
Change in unrealized gain (loss) on investments	240,786	(63,632)	(51,641)	(51,702)	(17,828)	(838)	37,935	343,913

Net gain (loss) on investments	281,265	(17,816)	(45,980)	(44,499)	(12,498)	(695)	27,567	444,436

Reinvested capital gains	-	214,979	-	-	16,599	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$281,129	207,854	(47,948)	(35,300)	3,500	(715)	50,429	431,694

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$35,739	1,704	4,666	4,436	40,982	4,691	8,927	21,408
Mortality and expense risk charges (note 2)	(26,928)	(7,031)	(4,153)	(3,920)	(35,308)	(5,322)	(8,318)	(28,063)

Net investment income (loss)	8,811	(5,327)	513	516	5,674	(631)	609	(6,655)

Realized gain (loss) on investments	(35,769)	20,355	8,376	1,832	77,942	60,508	25,409	80,818
Change in unrealized gain (loss) on investments	81,777	29,857	788	(4,000)	1,289	(46,931)	(22,087)	(37,752)

Net gain (loss) on investments	46,008	50,212	9,164	(2,168)	79,231	13,577	3,322	43,066

Reinvested capital gains	-	-	-	8,276	-	-	11,494	104,577

Net increase (decrease) in contract owners’ equity resulting from operations	$54,819	44,885	9,677	6,624	84,905	12,946	15,425	140,988

Investment Activity:	SAM	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Reinvested dividends	$(1)	2,000	6,797	2,017	2,136	-	4,267	-
Mortality and expense risk charges (note 2)	(54,338)	(1,595)	(3,491)	(6,210)	(2,557)	(20,056)	(3,463)	(4,106)

Net investment income (loss)	(54,339)	405	3,306	(4,193)	(421)	(20,056)	804	(4,106)

Realized gain (loss) on investments	-	(208)	(37)	28,844	9,717	8,116	21,086	38,954
Change in unrealized gain (loss) on investments	-	(20,645)	(47,057)	(18,590)	(10,510)	(126,244)	(39,982)	(70,197)

Net gain (loss) on investments	-	(20,853)	(47,094)	10,254	(793)	(118,128)	(18,896)	(31,243)

Reinvested capital gains	-	9,829	-	29,170	16,510	164,004	54,273	39,520

Net increase (decrease) in contract owners’ equity resulting from operations	$(54,339)	(10,619)	(43,788)	35,231	15,296	25,820	36,181	4,171

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SCVF	SCF	MSBF	NVOLG1	EIF2	NVRE1	ACVB	ACVCA
Reinvested dividends	$11,295	2,983	74,365	48,220	6,879	7,090	13,888	-
Mortality and expense risk charges (note 2)	(31,630)	(26,093)	(35,715)	(99,163)	(8,680)	(2,657)	(13,117)	(7,544)

Net investment income (loss)	(20,335)	(23,110)	38,650	(50,943)	(1,801)	4,433	771	(7,544)

Realized gain (loss) on investments	174,568	126,446	(9,235)	314,053	42,374	(8,002)	26,496	14,771
Change in unrealized gain (loss) on investments	(243,103)	(389,482)	30,078	(497,457)	3,953	1,609	(39,717)	(79,780)

Net gain (loss) on investments	(68,535)	(263,036)	20,843	(183,404)	46,327	(6,393)	(13,221)	(65,009)

Reinvested capital gains	205,887	270,211	-	700,251	-	46,340	82,786	107,619

Net increase (decrease) in contract owners’ equity resulting from operations	$117,017	(15,935)	59,493	465,904	44,526	44,380	70,336	35,066

Investment Activity:	ACVIG	ACVIP2	ACVI	ACVI3	ACVU1	DVSCS	DCAP	DGI
Reinvested dividends	$11,468	6,199	6,258	4,319	210	1,845	21,149	1,704
Mortality and expense risk charges (note 2)	(8,295)	(7,244)	(5,291)	(3,659)	(828)	(3,368)	(17,333)	(3,201)

Net investment income (loss)	3,173	(1,045)	967	660	(618)	(1,523)	3,816	(1,497)

Realized gain (loss) on investments	90,036	(6,371)	17,889	22,413	256	49,702	85,650	34,634
Change in unrealized gain (loss) on investments	(36,274)	5,499	(44,944)	(40,121)	5,034	(68,747)	(49,370)	(16,576)

Net gain (loss) on investments	53,762	(872)	(27,055)	(17,708)	5,290	(19,045)	36,280	18,058

Reinvested capital gains	-	12,453	-	-	-	17,525	34,089	-

Net increase (decrease) in contract owners’ equity resulting from operations	$56,935	10,536	(26,088)	(17,048)	4,672	(3,043)	74,185	16,561

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FQB	FEIP	FHIP	FAMP	FGP	FIGBS	FOP	FOPR
Reinvested dividends	$16,478	142,527	242,042	40,319	5,598	47,960	7,215	2,756
Mortality and expense risk charges (note 2)	(7,624)	(80,984)	(56,113)	(38,707)	(44,966)	(30,124)	(8,270)	(4,011)

Net investment income (loss)	8,854	61,543	185,929	1,612	(39,368)	17,836	(1,055)	(1,255)

Realized gain (loss) on investments	9,440	17,351	85,042	40,937	175,399	(8,868)	20,866	38,661
Change in unrealized gain (loss) on investments	(10,600)	232,163	(261,636)	(53,246)	153,298	75,343	(74,411)	(61,677)

Net gain (loss) on investments	(1,160)	249,514	(176,594)	(12,309)	328,697	66,475	(53,545)	(23,016)

Reinvested capital gains	-	71,650	-	123,722	-	832	149	78

Net increase (decrease) in contract owners’ equity resulting from operations	$7,694	382,707	9,335	113,025	289,329	85,143	(54,451)	(24,193)

Investment Activity:	FVSS	AMTB	AMTG	AMGP	AMTP	AMSRS	OVMS	OVB
Reinvested dividends	$2,365	17,531	-	813	7,570	199	13,796	52,103
Mortality and expense risk charges (note 2)	(3,678)	(24,185)	(3,813)	(3,242)	(15,241)	(783)	(9,683)	(14,820)

Net investment income (loss)	(1,313)	(6,654)	(3,813)	(2,429)	(7,671)	(584)	4,113	37,283

Realized gain (loss) on investments	4,775	(20,936)	35,789	71,578	62,573	3,938	(2,817)	(40,555)
Change in unrealized gain (loss) on investments	9,123	18,061	(21,096)	(88,664)	28,623	676	41,357	60,212

Net gain (loss) on investments	13,898	(2,875)	14,693	(17,086)	91,196	4,614	38,540	19,657

Reinvested capital gains	-	-	-	28,546	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,585	(9,529)	10,880	9,031	83,525	4,030	42,653	56,940

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS	OVGI	OVAG	TRHS2	VWHAS	VWBF	VWEM	VWHA
Reinvested dividends	$31,039	1,434	-	-	-	9,771	1,474	672
Mortality and expense risk charges (note 2)	(33,158)	(2,780)	(6,577)	(3,858)	(861)	(2,625)	(4,157)	(10,535)

Net investment income (loss)	(2,119)	(1,346)	(6,577)	(3,858)	(861)	7,146	(2,683)	(9,863)

Realized gain (loss) on investments	70,509	9,416	30,794	37,225	(6,365)	(6,202)	3,576	12,709
Change in unrealized gain (loss) on investments	(175,559)	4,797	(13,684)	5,118	(15,525)	(13,909)	(39,549)	(131,387)

Net gain (loss) on investments	(105,050)	14,213	17,110	42,343	(21,890)	(20,111)	(35,973)	(118,678)

Reinvested capital gains	126,632	3,466	-	29,724	-	15,616	33,640	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,463	16,333	10,533	68,209	(22,751)	2,651	(5,016)	(128,541)

Investment Activity:	SVDF	SVOF	OVGS3	GEM3	GIG3	NVMIG3	GVDIV3
Reinvested dividends	$-	1,076	-	5,980	29,004	-	4,350
Mortality and expense risk charges (note 2)	(4,980)	(28,184)	(7,462)	(5,879)	(6,327)	(92)	(836)

Net investment income (loss)	(4,980)	(27,108)	(7,462)	101	22,677	(92)	3,514

Realized gain (loss) on investments	47,543	36,897	551,215	(59,843)	190,645	5,017	16,579
Change in unrealized gain (loss) on investments	(98,849)	152,898	(548,129)	11,695	(193,028)	(4,770)	(22,100)

Net gain (loss) on investments	(51,306)	189,795	3,086	(48,148)	(2,383)	247	(5,521)

Reinvested capital gains	43,526	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,760)	162,687	(4,376)	(48,047)	20,294	155	(2,007)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		DSIF		DSRG		JPMMV1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$132,772	224,473	20,309	22,514	(898)	(505)	(2,903)	(2,456)
Realized gain (loss) on investments	3,403,137	3,781,143	337,367	137,433	21,841	5,101	66,361	483,144
Change in unrealized gain (loss) on investments	(2,272,053)	8,812,426	320,519	1,310,777	(12,345)	50,268	(31,178)	(96,622)
Reinvested capital gains	2,893,271	897,102	76,192	64,385	15,040	-	33,471	20,906

Net increase (decrease) in contract owners’ equity resulting from operations	4,157,127	13,715,144	754,387	1,535,109	23,638	54,864	65,751	404,972

Equity transactions:
Purchase payments received from contract owners (note 3)	814,612	800,376	23,902	7,340	-	-	427	170
Transfers between funds	-	-	343,254	142,255	(28,545)	25,927	(4,980)	(1,421,008)
Redemptions (note 3)	(8,145,306)	(10,524,503)	(369,124)	(221,933)	(19,277)	(9,432)	(9,111)	(120,761)
Annuity benefits	(13,795)	(12,234)	(91)	(80)	-	-	-	-
Adjustments to maintain reserves	123	(462)	28	(8)	6	17	(3)	(8)

Net equity transactions	(7,344,366)	(9,736,823)	(2,031)	(72,426)	(47,816)	16,512	(13,667)	(1,541,607)

Net change in contract owners’ equity	(3,187,239)	3,978,321	752,356	1,462,683	(24,178)	71,376	52,084	(1,136,635)
Contract owners’ equity beginning of period	85,943,119	81,964,798	6,473,826	5,011,143	239,440	168,064	489,726	1,626,361

Contract owners’ equity end of period	$82,755,880	85,943,119	7,226,182	6,473,826	215,262	239,440	541,810	489,726

CHANGES IN UNITS:
Beginning units	4,129,150	4,679,657	218,359	219,920	10,197	9,477	22,098	95,684
Units purchased	1,232,303	1,592,077	19,450	15,648	3	1,191	9,113	5,950
Units redeemed	(1,546,287)	(2,142,584)	(19,758)	(17,209)	(2,001)	(471)	(9,659)	(79,536)

Ending units	3,815,166	4,129,150	218,051	218,359	8,199	10,197	21,552	22,098

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JACAS		JAGTS		JAIGS		MSEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(5,999)	(3,997)	(1,422)	(951)	6,984	2,539	935	425
Realized gain (loss) on investments	13,785	29,101	16,826	3,432	(4,201)	(21,629)	1,860	3,547
Change in unrealized gain (loss) on investments	(107,079)	79,924	(13,729)	16,653	(39,323)	41,474	(1,774)	(6,581)
Reinvested capital gains	126,802	-	5,756	-	11,881	-	156	254

Net increase (decrease) in contract owners’ equity resulting from operations	27,509	105,028	7,431	19,134	(24,659)	22,384	1,177	(2,355)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	4,716	-	-	-
Transfers between funds	(12,940)	(71,654)	(2,855)	17,769	13,911	(83,825)	-	-
Redemptions (note 3)	(38,847)	(21,065)	(4,857)	(14,205)	(48,445)	(51,173)	(15,059)	(24,495)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	(16)	(3)	(11)	(3)	2	(12)	(10)

Net equity transactions	(51,796)	(92,735)	(7,715)	3,553	(29,821)	(134,996)	(15,071)	(24,505)

Net change in contract owners’ equity	(24,287)	12,293	(284)	22,687	(54,480)	(112,612)	(13,894)	(26,860)
Contract owners’ equity beginning of period	446,354	434,061	72,589	49,902	203,450	316,062	19,887	46,747

Contract owners’ equity end of period	$422,067	446,354	72,305	72,589	148,970	203,450	5,993	19,887

CHANGES IN UNITS:
Beginning units	33,621	42,173	10,164	9,322	14,847	25,977	791	1,672
Units purchased	31	3,743	7,686	2,917	1,322	1,659	-	-
Units redeemed	(3,910)	(12,295)	(8,455)	(2,075)	(3,620)	(12,789)	(556)	(881)

Ending units	29,742	33,621	9,395	10,164	12,549	14,847	235	791

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVRE		NVAMV1		GEM		GIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(136)	(4,487)	10,691	6,803	(1,968)	-	9,199	-
Realized gain (loss) on investments	40,479	34,106	45,816	29,930	5,661	-	7,203	-
Change in unrealized gain (loss) on investments	240,786	(18,890)	(63,632)	364,993	(51,641)	-	(51,702)	-
Reinvested capital gains	-	-	214,979	32,861	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	281,129	10,729	207,854	434,587	(47,948)	-	(35,300)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	10,872	143	1,314	274	-	-	-	-
Transfers between funds	4,001	313	52,306	20,202	1,381,131	-	1,259,928	-
Redemptions (note 3)	(104,211)	(124,899)	(114,837)	(108,102)	(91,859)	-	(49,705)	-
Annuity benefits	-	-	(4,238)	(3,775)	-	-	-	-
Adjustments to maintain reserves	67	(39)	(3)	(30)	(4)	-	(3)	-

Net equity transactions	(89,271)	(124,482)	(65,458)	(91,431)	1,289,268	-	1,210,220	-

Net change in contract owners’ equity	191,858	(113,753)	142,396	343,156	1,241,320	-	1,174,920	-
Contract owners’ equity beginning of period	1,046,172	1,159,925	1,826,752	1,483,596	-	-	-	-

Contract owners’ equity end of period	$1,238,030	1,046,172	1,969,148	1,826,752	1,241,320	-	1,174,920	-

CHANGES IN UNITS:
Beginning units	20,853	23,252	88,677	93,488	-	-	-	-
Units purchased	421	104	3,345	1,288	66,860	-	103,571	-
Units redeemed	(1,972)	(2,503)	(6,124)	(6,099)	(7,170)	-	(16,240)	-

Ending units	19,302	20,853	85,898	88,677	59,690	-	87,331	-

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO1		NVNSR1		NVCBD1		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(601)	(84)	(20)	81	22,862	12,539	(12,742)	23,346
Realized gain (loss) on investments	5,330	8,435	143	16	(10,368)	54,626	100,523	83,454
Change in unrealized gain (loss) on investments	(17,828)	14,837	(838)	838	37,935	(128,624)	343,913	361,200
Reinvested capital gains	16,599	3,754	-	-	-	12,406	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,500	26,942	(715)	935	50,429	(49,053)	431,694	468,000

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(41,742)	101,553	(18,186)	18,240	606,452	(623,937)	(19,662)	2,829,514
Redemptions (note 3)	(1,144)	(7,057)	(61)	(214)	(107,830)	(119,317)	(163,128)	(177,147)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	6	(10)	(10)	11	3	(15)	16	(19)

Net equity transactions	(42,880)	94,486	(18,257)	18,037	498,625	(743,269)	(182,774)	2,652,348

Net change in contract owners’ equity	(39,380)	121,428	(18,972)	18,972	549,054	(792,322)	248,920	3,120,348
Contract owners’ equity beginning of period	145,376	23,948	18,972	-	1,155,374	1,947,696	4,138,403	1,018,055

Contract owners’ equity end of period	$105,996	145,376	-	18,972	1,704,428	1,155,374	4,387,323	4,138,403

CHANGES IN UNITS:
Beginning units	6,734	1,572	877	-	97,153	158,316	168,058	53,415
Units purchased	-	9,410	-	887	90,608	72,214	793	122,589
Units redeemed	(2,061)	(4,248)	(877)	(10)	(49,330)	(133,377)	(7,647)	(7,946)

Ending units	4,673	6,734	-	877	138,431	97,153	161,204	168,058

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		CAF		GVIDA		GVIDC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,811	9,452	(5,327)	(3,411)	513	(758)	516	(570)
Realized gain (loss) on investments	(35,769)	(27,140)	20,355	15,542	8,376	10,015	1,832	32,194
Change in unrealized gain (loss) on investments	81,777	(112,040)	29,857	94,763	788	58,443	(4,000)	(23,818)
Reinvested capital gains	-	21,812	-	-	-	-	8,276	3,714

Net increase (decrease) in contract owners’ equity resulting from operations	54,819	(107,916)	44,885	106,894	9,677	67,700	6,624	11,520

Equity transactions:
Purchase payments received from contract owners (note 3)	615	818	6,613	-	-	-	-	3,000
Transfers between funds	14,612	(65,728)	(2,694)	(816)	23,023	161,182	(767)	(140,072)
Redemptions (note 3)	(149,727)	(219,029)	(29,562)	(28,633)	(11,278)	(152,729)	(22,035)	(268,503)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	9	(18)	(26)	4	12	(14)	5	(13)

Net equity transactions	(134,491)	(283,957)	(25,669)	(29,445)	11,757	8,439	(22,797)	(405,588)

Net change in contract owners’ equity	(79,672)	(391,873)	19,216	77,449	21,434	76,139	(16,173)	(394,068)
Contract owners’ equity beginning of period	1,795,228	2,187,101	478,383	400,934	260,339	184,200	251,576	645,644

Contract owners’ equity end of period	$1,715,556	1,795,228	497,599	478,383	281,773	260,339	235,403	251,576

CHANGES IN UNITS:
Beginning units	98,020	112,912	27,013	28,947	14,185	12,586	18,532	49,133
Units purchased	19,840	5,509	353	20	1,748	10,318	2,525	2,912
Units redeemed	(26,965)	(20,401)	(1,755)	(1,954)	(1,094)	(8,719)	(4,121)	(33,513)

Ending units	90,895	98,020	25,611	27,013	14,839	14,185	16,936	18,532

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIDM		GVDMA		GVDMC		MCIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,674	20,146	(631)	714	609	1,949	(6,655)	(7,225)
Realized gain (loss) on investments	77,942	86,450	60,508	30,743	25,409	8,526	80,818	116,462
Change in unrealized gain (loss) on investments	1,289	85,098	(46,931)	48,018	(22,087)	27,855	(37,752)	337,929
Reinvested capital gains	-	-	-	-	11,494	7,157	104,577	45,332

Net increase (decrease) in contract owners’ equity resulting from operations	84,905	191,694	12,946	79,475	15,425	45,487	140,988	492,498

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	3,000	-	71
Transfers between funds	(61,616)	1,769,700	(185,856)	(68,331)	33,069	93,515	85,109	(99,279)
Redemptions (note 3)	(113,817)	(319,652)	(9,281)	(11,351)	(139,894)	(45,800)	(112,048)	(143,678)
Annuity benefits	-	-	-	-	-	-	(56)	(50)
Adjustments to maintain reserves	(4)	(15)	(3)	(8)	5	(4)	31	(20)

Net equity transactions	(175,437)	1,450,033	(195,140)	(79,690)	(106,820)	50,711	(26,964)	(242,956)

Net change in contract owners’ equity	(90,532)	1,641,727	(182,194)	(215)	(91,395)	96,198	114,024	249,542
Contract owners’ equity beginning of period	2,488,230	846,503	437,405	437,620	571,312	475,114	1,944,968	1,695,426

Contract owners’ equity end of period	$2,397,698	2,488,230	255,211	437,405	479,917	571,312	2,058,992	1,944,968

CHANGES IN UNITS:
Beginning units	151,653	59,298	24,716	29,822	37,511	33,969	78,303	89,498
Units purchased	8,529	112,813	-	-	2,743	6,669	11,001	7,466
Units redeemed	(19,201)	(20,458)	(10,774)	(5,106)	(9,727)	(3,127)	(12,432)	(18,661)

Ending units	140,981	151,653	13,942	24,716	30,527	37,511	76,872	78,303

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SAM		NVMIG1		GVDIVI		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(54,339)	(59,746)	405	-	3,306	-	(4,193)	(2,928)
Realized gain (loss) on investments	-	-	(208)	-	(37)	-	28,844	26,645
Change in unrealized gain (loss) on investments	-	-	(20,645)	-	(47,057)	-	(18,590)	68,187
Reinvested capital gains	-	-	9,829	-	-	-	29,170	28,458

Net increase (decrease) in contract owners’ equity resulting from operations	(54,339)	(59,746)	(10,619)	-	(43,788)	-	35,231	120,362

Equity transactions:
Purchase payments received from contract owners (note 3)	536,326	517,638	-	-	-	-	-	-
Transfers between funds	235,480	389,351	200,413	-	407,649	-	(45,014)	(107,173)
Redemptions (note 3)	(975,947)	(2,165,822)	(11,218)	-	(17,459)	-	(30,945)	(27,055)
Annuity benefits	(34)	(36)	-	-	-	-	(3,149)	(2,763)
Adjustments to maintain reserves	(4)	9	3	-	(8)	-	(32)	(6)

Net equity transactions	(204,179)	(1,258,860)	189,198	-	390,182	-	(79,140)	(136,997)

Net change in contract owners’ equity	(258,518)	(1,318,606)	178,579	-	346,394	-	(43,909)	(16,635)
Contract owners’ equity beginning of period	3,492,478	4,811,084	-	-	-	-	463,298	479,933

Contract owners’ equity end of period	$3,233,960	3,492,478	178,579	-	346,394	-	419,389	463,298

CHANGES IN UNITS:
Beginning units	288,132	391,172	-	-	-	-	21,165	29,361
Units purchased	405,514	492,213	19,506	-	40,181	-	603	4,133
Units redeemed	(422,915)	(595,253)	(1,093)	-	(1,765)	-	(4,194)	(12,329)

Ending units	270,731	288,132	18,413	-	38,416	-	17,574	21,165

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(421)	(124)	(20,056)	(7,681)	804	(217)	(4,106)	(4,481)
Realized gain (loss) on investments	9,717	3,585	8,116	17,880	21,086	1,169	38,954	20,019
Change in unrealized gain (loss) on investments	(10,510)	34,069	(126,244)	26,024	(39,982)	26,080	(70,197)	75,426
Reinvested capital gains	16,510	7,789	164,004	98,454	54,273	5,863	39,520	17,380

Net increase (decrease) in contract owners’ equity resulting from operations	15,296	45,319	25,820	134,677	36,181	32,895	4,171	108,344

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	427	170	-	-
Transfers between funds	20,823	(15,915)	(60,335)	1,276,330	193,990	27,144	(46,308)	81,781
Redemptions (note 3)	(32,065)	(8,748)	(56,469)	(62,727)	(22,866)	(2,994)	(31,834)	(48,955)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	14	(22)	(29)	2	(4)	(13)	(6)	(3)

Net equity transactions	(11,228)	(24,685)	(116,833)	1,213,605	171,547	24,307	(78,148)	32,823

Net change in contract owners’ equity	4,068	20,634	(91,013)	1,348,282	207,728	57,202	(73,977)	141,167
Contract owners’ equity beginning of period	172,599	151,965	1,453,150	104,868	138,651	81,449	359,612	218,445

Contract owners’ equity end of period	$176,667	172,599	1,362,137	1,453,150	346,379	138,651	285,635	359,612

CHANGES IN UNITS:
Beginning units	11,526	13,544	64,633	6,387	6,195	4,866	35,003	30,235
Units purchased	1,377	-	2,778	63,452	10,248	1,467	7,561	23,357
Units redeemed	(2,072)	(2,018)	(8,317)	(5,206)	(3,023)	(138)	(15,124)	(18,589)

Ending units	10,831	11,526	59,094	64,633	13,420	6,195	27,440	35,003

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCVF		SCF		MSBF		NVOLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(20,335)	(20,068)	(23,110)	(23,458)	38,650	50,807	(50,943)	(42,255)
Realized gain (loss) on investments	174,568	644,874	126,446	215,973	(9,235)	35,848	314,053	201,012
Change in unrealized gain (loss) on investments	(243,103)	175,979	(389,482)	387,589	30,078	(149,813)	(497,457)	1,706,906
Reinvested capital gains	205,887	-	270,211	-	-	-	700,251	-

Net increase (decrease) in contract owners’ equity resulting from operations	117,017	800,785	(15,935)	580,104	59,493	(63,158)	465,904	1,865,663

Equity transactions:
Purchase payments received from contract owners (note 3)	-	100	9	32,847	-	-	41	36,234
Transfers between funds	21,785	(674,451)	(32,260)	(79,848)	(139,711)	(749,393)	(23,594)	52,760
Redemptions (note 3)	(131,529)	(264,255)	(125,682)	(258,295)	(89,921)	(288,026)	(645,011)	(772,904)
Annuity benefits	(48)	(43)	(49)	(45)	-	-	(138)	(118)
Adjustments to maintain reserves	(9)	9	22	(9)	10	(12)	18	12

Net equity transactions	(109,801)	(938,640)	(157,960)	(305,350)	(229,622)	(1,037,431)	(668,684)	(684,016)

Net change in contract owners’ equity	7,216	(137,855)	(173,895)	274,754	(170,129)	(1,100,589)	(202,780)	1,181,647
Contract owners’ equity beginning of period	2,187,617	2,325,472	1,936,953	1,662,199	2,442,510	3,543,099	6,968,341	5,786,694

Contract owners’ equity end of period	$2,194,833	2,187,617	1,763,058	1,936,953	2,272,381	2,442,510	6,765,561	6,968,341

CHANGES IN UNITS:
Beginning units	66,754	98,191	41,179	49,073	142,618	201,588	330,908	370,210
Units purchased	4,690	5,431	396	1,839	24,430	91,277	5,874	8,371
Units redeemed	(7,943)	(36,868)	(3,849)	(9,733)	(37,446)	(150,247)	(37,145)	(47,673)

Ending units	63,501	66,754	37,726	41,179	129,602	142,618	299,637	330,908

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	EIF2		NVRE1		ACVB		ACVCA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,801)	(7,529)	4,433	(368)	771	1,067	(7,544)	(7,169)
Realized gain (loss) on investments	42,374	3,333	(8,002)	7,266	26,496	101,455	14,771	34,363
Change in unrealized gain (loss) on investments	3,953	147,214	1,609	(13,340)	(39,717)	26,685	(79,780)	75,496
Reinvested capital gains	-	-	46,340	10,019	82,786	21,472	107,619	22,117

Net increase (decrease) in contract owners’ equity resulting from operations	44,526	143,018	44,380	3,577	70,336	150,679	35,066	124,807

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	25,000	-	-	-	-	-
Transfers between funds	49,753	75,246	82,335	(48,088)	(54,897)	82,824	34,837	(14,422)
Redemptions (note 3)	(137,266)	(16,740)	(17,494)	(2,202)	(35,710)	(292,479)	(22,581)	(38,220)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	10	(18)	9	(25)	6	(14)	15	(19)

Net equity transactions	(87,503)	58,488	89,850	(50,315)	(90,601)	(209,669)	12,271	(52,661)

Net change in contract owners’ equity	(42,977)	201,506	134,230	(46,738)	(20,265)	(58,990)	47,337	72,146
Contract owners’ equity beginning of period	596,395	394,889	131,533	178,271	941,899	1,000,889	486,035	413,889

Contract owners’ equity end of period	$553,418	596,395	265,763	131,533	921,634	941,899	533,372	486,035

CHANGES IN UNITS:
Beginning units	35,621	31,448	5,743	7,903	39,417	48,472	18,578	20,411
Units purchased	6,501	5,568	6,053	1,775	1,079	4,376	1,651	5,498
Units redeemed	(11,331)	(1,395)	(2,662)	(3,935)	(4,870)	(13,431)	(1,100)	(7,331)

Ending units	30,791	35,621	9,134	5,743	35,626	39,417	19,129	18,578

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIG		ACVIP2		ACVI		ACVI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,173	4,174	(1,045)	1,136	967	950	660	474
Realized gain (loss) on investments	90,036	106,394	(6,371)	8,558	17,889	18,403	22,413	4,712
Change in unrealized gain (loss) on investments	(36,274)	57,928	5,499	(104,839)	(44,944)	53,911	(40,121)	40,154
Reinvested capital gains	-	-	12,453	25,739	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,935	168,496	10,536	(69,406)	(26,088)	73,264	(17,048)	45,340

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(35,189)	(99,010)	(47,991)	(164,955)	(1,553)	(10,338)	(5,673)	926
Redemptions (note 3)	(127,090)	(134,685)	(43,907)	(171,184)	(58,038)	(21,054)	(23,278)	(5,344)
Annuity benefits	(5,472)	(4,800)	(141)	(150)	-	-	-	-
Adjustments to maintain reserves	(17)	(29)	16	12	(15)	-	2	(10)

Net equity transactions	(167,768)	(238,524)	(92,023)	(336,277)	(59,606)	(31,392)	(28,949)	(4,428)

Net change in contract owners’ equity	(110,833)	(70,028)	(81,487)	(405,683)	(85,694)	41,872	(45,997)	40,912
Contract owners’ equity beginning of period	622,527	692,555	542,273	947,956	418,624	376,752	267,456	226,544

Contract owners’ equity end of period	$511,694	622,527	460,786	542,273	332,930	418,624	221,459	267,456

CHANGES IN UNITS:
Beginning units	34,050	51,466	40,904	64,545	17,023	18,482	14,978	15,305
Units purchased	5,696	4,058	903	1,667	-	-	745	534
Units redeemed	(14,766)	(21,474)	(7,673)	(25,308)	(2,484)	(1,459)	(2,405)	(861)

Ending units	24,980	34,050	34,134	40,904	14,539	17,023	13,318	14,978

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVU1		DVSCS		DCAP		DGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(618)	(398)	(1,523)	(826)	3,816	7,652	(1,497)	(1,506)
Realized gain (loss) on investments	256	6,565	49,702	19,624	85,650	611,232	34,634	58,152
Change in unrealized gain (loss) on investments	5,034	11,221	(68,747)	59,829	(49,370)	(95,462)	(16,576)	19,315
Reinvested capital gains	-	-	17,525	3,482	34,089	8,986	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,672	17,388	(3,043)	82,109	74,185	532,408	16,561	75,961

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	11,851	27	-	-
Transfers between funds	-	(2,980)	(42,736)	55,964	(245,516)	(2,590,981)	(1,738)	82,878
Redemptions (note 3)	(39)	(30)	(61,915)	(27,821)	(198,623)	(142,769)	(44,631)	(103,489)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(15)	7	19	(15)	4	(28)	16	(10)

Net equity transactions	(54)	(3,003)	(104,632)	28,128	(432,284)	(2,733,751)	(46,353)	(20,621)

Net change in contract owners’ equity	4,618	14,385	(107,675)	110,237	(358,099)	(2,201,343)	(29,792)	55,340
Contract owners’ equity beginning of period	55,612	41,227	273,437	163,200	1,422,085	3,623,428	247,471	192,131

Contract owners’ equity end of period	$60,230	55,612	165,762	273,437	1,063,986	1,422,085	217,679	247,471

CHANGES IN UNITS:
Beginning units	3,442	3,448	11,596	9,597	67,300	204,655	12,393	12,970
Units purchased	-	3,229	7,422	5,926	568	3,744	806	5,151
Units redeemed	(3)	(3,235)	(12,233)	(3,927)	(20,599)	(141,099)	(3,150)	(5,728)

Ending units	3,439	3,442	6,785	11,596	47,269	67,300	10,049	12,393

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQB		FEIP		FHIP		FAMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,854	18,077	61,543	51,403	185,929	182,396	1,612	4,867
Realized gain (loss) on investments	9,440	8,581	17,351	(163,279)	85,042	113,226	40,937	17,924
Change in unrealized gain (loss) on investments	(10,600)	(29,882)	232,163	1,005,319	(261,636)	(97,531)	(53,246)	291,006
Reinvested capital gains	-	-	71,650	346,083	-	-	123,722	6,271

Net increase (decrease) in contract owners’ equity resulting from operations	7,694	(3,224)	382,707	1,239,526	9,335	198,091	113,025	320,068

Equity transactions:
Purchase payments received from contract owners (note 3)	650	-	8,958	29,907	8,695	7,264	114,326	-
Transfers between funds	258,665	(94,828)	61,034	(98,791)	101,233	(42,960)	4,485	340,519
Redemptions (note 3)	(28,016)	(98,091)	(957,765)	(419,776)	(205,403)	(404,725)	(243,155)	(181,636)
Annuity benefits	-	-	(106)	(96)	-	-	-	-
Adjustments to maintain reserves	1	(9)	(3)	30	20	(15)	1	(16)

Net equity transactions	231,300	(192,928)	(887,882)	(488,726)	(95,455)	(440,436)	(124,343)	158,867

Net change in contract owners’ equity	238,994	(196,152)	(505,175)	750,800	(86,120)	(242,345)	(11,318)	478,935
Contract owners’ equity beginning of period	436,659	632,811	5,574,913	4,824,113	4,176,596	4,418,941	2,669,386	2,190,451

Contract owners’ equity end of period	$675,653	436,659	5,069,738	5,574,913	4,090,476	4,176,596	2,658,068	2,669,386

CHANGES IN UNITS:
Beginning units	28,997	41,842	204,428	223,405	223,416	246,805	111,779	104,592
Units purchased	28,031	4,569	6,466	11,477	171,806	127,942	7,099	15,780
Units redeemed	(13,164)	(17,414)	(37,385)	(30,454)	(175,731)	(151,331)	(12,160)	(8,593)

Ending units	43,864	28,997	173,509	204,428	219,491	223,416	106,718	111,779

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FGP		FIGBS		FOP		FOPR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(39,368)	(31,572)	17,836	10,540	(1,055)	(425)	(1,255)	(657)
Realized gain (loss) on investments	175,399	107,911	(8,868)	(34,234)	20,866	11,243	38,661	29,451
Change in unrealized gain (loss) on investments	153,298	721,865	75,343	(101,152)	(74,411)	127,753	(61,677)	50,892
Reinvested capital gains	-	1,861	832	25,322	149	2,093	78	1,086

Net increase (decrease) in contract owners’ equity resulting from operations	289,329	800,065	85,143	(99,524)	(54,451)	140,664	(24,193)	80,772

Equity transactions:
Purchase payments received from contract owners (note 3)	17,980	42,479	-	-	-	-	-	-
Transfers between funds	32,272	(29,094)	241,644	(1,091,677)	-	-	(18,853)	(69,716)
Redemptions (note 3)	(339,272)	(261,796)	(110,862)	(314,622)	(60,479)	(30,145)	(85,418)	(47,045)
Annuity benefits	-	-	-	-	-	-	(62)	(58)
Adjustments to maintain reserves	(10)	(19)	(17)	6	(7)	7	29	12

Net equity transactions	(289,030)	(248,430)	130,765	(1,406,293)	(60,486)	(30,138)	(104,304)	(116,807)

Net change in contract owners’ equity	299	551,635	215,908	(1,505,817)	(114,937)	110,526	(128,497)	(36,035)
Contract owners’ equity beginning of period	3,041,169	2,489,534	2,015,568	3,521,385	617,413	506,887	320,145	356,180

Contract owners’ equity end of period	$3,041,468	3,041,169	2,231,476	2,015,568	502,476	617,413	191,648	320,145

CHANGES IN UNITS:
Beginning units	111,826	122,995	148,701	251,191	28,203	29,764	17,224	24,648
Units purchased	33,580	4,178	-	5,750	1,392	-	310	993
Units redeemed	(24,317)	(15,347)	(2,866)	(108,240)	(7,241)	(1,561)	(497)	(8,417)

Ending units	101,963	111,826	157,964	148,701	25,337	28,203	11,375	17,224

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		AMTB		AMTG		AMGP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,313)	(1,458)	(6,654)	15,904	(3,813)	(4,736)	(2,429)	(2,059)
Realized gain (loss) on investments	4,775	43,347	(20,936)	(24,136)	35,789	23,759	71,578	6,272
Change in unrealized gain (loss) on investments	9,123	16,702	18,061	(5,780)	(21,096)	66,448	(88,664)	78,528
Reinvested capital gains	-	-	-	-	-	-	28,546	16,686

Net increase (decrease) in contract owners’ equity resulting from operations	12,585	58,591	(9,529)	(14,012)	10,880	85,471	9,031	99,427

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	427	170
Transfers between funds	(1,444)	(27,714)	(1,519,276)	1,969,770	(2,878)	(721)	(208,029)	25,490
Redemptions (note 3)	(2,517)	(38,287)	(141,563)	(284,227)	(96,180)	(58,510)	(5,931)	(7,472)
Annuity benefits	-	-	(211)	(220)	-	-	-	-
Adjustments to maintain reserves	(8)	2	48	23	(14)	(4)	(7)	(10)

Net equity transactions	(3,969)	(65,999)	(1,661,002)	1,685,346	(99,072)	(59,235)	(213,540)	18,178

Net change in contract owners’ equity	8,616	(7,408)	(1,670,531)	1,671,334	(88,192)	26,236	(204,509)	117,605
Contract owners’ equity beginning of period	247,880	255,288	2,656,307	984,973	345,497	319,261	387,678	270,073

Contract owners’ equity end of period	$256,496	247,880	985,776	2,656,307	257,305	345,497	183,169	387,678

CHANGES IN UNITS:
Beginning units	11,776	15,591	193,231	70,934	12,818	15,391	20,865	19,885
Units purchased	6,906	2,136	-	182,487	23	291	264	1,516
Units redeemed	(127,901)	(5,951)	(3,756)	(60,190)	(11,713)	(2,864)	(3,588)	(536)

Ending units	11,589	11,776	72,236	193,231	9,062	12,818	9,175	20,865

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTP		AMSRS		OVMS		OVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(7,671)	(3,345)	(584)	(343)	4,113	6,451	37,283	42,313
Realized gain (loss) on investments	62,573	72,942	3,938	618	(2,817)	(20,879)	(40,555)	(87,342)
Change in unrealized gain (loss) on investments	28,623	186,560	676	13,783	41,357	92,257	60,212	25,990
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,525	256,157	4,030	14,058	42,653	77,829	56,940	(19,039)

Equity transactions:
Purchase payments received from contract owners (note 3)	9	13	-	-	28	40	634	19,310
Transfers between funds	(13,597)	(38,927)	(10,756)	15,718	(27,533)	1,683	(16,407)	(68,313)
Redemptions (note 3)	(83,945)	(109,946)	(3,087)	(2,611)	(87,364)	(88,614)	(74,483)	(136,295)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	8	9	(15)	15	(4)	4	(6)

Net equity transactions	(97,535)	(148,852)	(13,834)	13,092	(114,854)	(86,895)	(90,252)	(185,304)

Net change in contract owners’ equity	(14,010)	107,305	(9,804)	27,150	(72,201)	(9,066)	(33,312)	(204,343)
Contract owners’ equity beginning of period	1,061,156	953,851	64,680	37,530	706,145	715,211	1,032,943	1,237,286

Contract owners’ equity end of period	$1,047,146	1,061,156	54,876	64,680	633,944	706,145	999,631	1,032,943

CHANGES IN UNITS:
Beginning units	37,564	43,638	3,458	2,721	36,342	41,052	79,610	93,883
Units purchased	-	354	483	895	1,651	99	34,761	2,336
Units redeemed	(761)	(6,428)	(6,228)	(158)	(8,380)	(4,809)	(9,165)	(16,609)

Ending units	34,240	37,564	2,697	3,458	30,597	36,342	72,881	79,610

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		OVGI		OVAG		TRHS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,119)	(1,253)	(1,346)	(561)	(6,577)	(6,150)	(3,858)	(3,509)
Realized gain (loss) on investments	70,509	34,729	9,416	1,993	30,794	4,917	37,225	40,483
Change in unrealized gain (loss) on investments	(175,559)	247,725	4,797	38,802	(13,684)	126,625	5,118	39,026
Reinvested capital gains	126,632	-	3,466	-	-	-	29,724	11,254

Net increase (decrease) in contract owners’ equity resulting from operations	19,463	281,201	16,333	40,234	10,533	125,392	68,209	87,254

Equity transactions:
Purchase payments received from contract owners (note 3)	6,256	-	-	-	15,000	30,000	-	-
Transfers between funds	1,513,016	-	27,593	8,389	310	2,268	139,156	98,858
Redemptions (note 3)	(323,016)	(145,459)	(10,235)	(11,138)	(102,883)	(3,070)	(43,729)	(104,491)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(11)	19	(15)	-	(2)	(8)	(19)	(7)

Net equity transactions	1,196,245	(145,440)	17,343	(2,749)	(87,575)	29,190	95,408	(5,640)

Net change in contract owners’ equity	1,215,708	135,761	33,676	37,485	(77,042)	154,582	163,617	81,614
Contract owners’ equity beginning of period	1,325,745	1,189,984	171,631	134,146	511,945	357,363	259,423	177,809

Contract owners’ equity end of period	$2,541,453	1,325,745	205,307	171,631	434,903	511,945	423,040	259,423

CHANGES IN UNITS:
Beginning units	28,388	31,970	12,732	12,923	63,142	59,068	11,822	12,018
Units purchased	2,810	-	1,909	1,021	7,934	5,908	15,233	13,875
Units redeemed	(1,581)	(3,582)	(13,598)	(1,212)	(4,849)	(1,834)	(13,155)	(14,071)

Ending units	53,984	28,388	13,961	12,732	51,453	63,142	14,907	11,822

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHAS		VWBF		VWEM		VWHA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(861)	(464)	7,146	14,828	(2,683)	6,899	(9,863)	(5,624)
Realized gain (loss) on investments	(6,365)	4,456	(6,202)	(95,737)	3,576	311,689	12,709	(4,582)
Change in unrealized gain (loss) on investments	(15,525)	(234)	(13,909)	(57,906)	(39,549)	(221,067)	(131,387)	56,547
Reinvested capital gains	-	625	15,616	233	33,640	-	-	14,605

Net increase (decrease) in contract owners’ equity resulting from operations	(22,751)	4,383	2,651	(138,582)	(5,016)	97,521	(128,541)	60,946

Equity transactions:
Purchase payments received from contract owners (note 3)	182	-	365	15,390	365	-	-	-
Transfers between funds	40,442	7,744	298	(987,269)	747	(1,481,531)	-	(14,548)
Redemptions (note 3)	(7,466)	(9,945)	(29,414)	(131,394)	(16,892)	(65,987)	(86,998)	(46,502)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(8)	3	(5)	(5)	23	(8)	(28)	11

Net equity transactions	33,150	(2,198)	(28,756)	(1,103,278)	(15,757)	(1,547,526)	(87,026)	(61,039)

Net change in contract owners’ equity	10,399	2,185	(26,105)	(1,241,860)	(20,773)	(1,450,005)	(215,567)	(93)
Contract owners’ equity beginning of period	33,580	31,395	186,213	1,428,073	289,799	1,739,804	754,694	754,787

Contract owners’ equity end of period	$43,979	33,580	160,108	186,213	269,026	289,799	539,127	754,694

CHANGES IN UNITS:
Beginning units	3,208	3,261	10,596	72,740	11,276	74,733	23,198	25,273
Units purchased	66	5,851	84	988	-	211	212	-
Units redeemed	(1,615)	(5,904)	(695)	(63,132)	(2,410)	(63,668)	(3,558)	(2,075)

Ending units	5,286	3,208	9,047	10,596	10,665	11,276	20,788	23,198

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SVDF		SVOF		OVGS3		GEM3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,980)	(5,356)	(27,108)	(22,702)	(7,462)	(1,237)	101	7,051
Realized gain (loss) on investments	47,543	66,873	36,897	10,201	551,215	18,212	(59,843)	(7,423)
Change in unrealized gain (loss) on investments	(98,849)	57,045	152,898	462,307	(548,129)	314,619	11,695	(22,621)
Reinvested capital gains	43,526	8,643	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,760)	127,205	162,687	449,806	(4,376)	331,594	(48,047)	(22,993)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	18,222	170	402	53,801	-	-
Transfers between funds	4,547	(4,751)	(28,734)	(3,504)	(1,557,996)	(1,226)	(1,325,201)	1,181,504
Redemptions (note 3)	(131,572)	(12,521)	(159,198)	(95,256)	(19,449)	(134,917)	(4,744)	(96,064)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(12)	(17)	41	(29)	(5)	3	(4)	(3)

Net equity transactions	(127,037)	(17,289)	(169,669)	(98,619)	(1,577,048)	(82,339)	(1,329,949)	1,085,437

Net change in contract owners’ equity	(139,797)	109,916	(6,982)	351,187	(1,581,424)	249,255	(1,377,996)	1,062,444
Contract owners’ equity beginning of period	413,367	303,451	1,963,414	1,612,227	1,581,424	1,332,169	1,377,996	315,552

Contract owners’ equity end of period	$273,570	413,367	1,956,432	1,963,414	-	1,581,424	-	1,377,996

CHANGES IN UNITS:
Beginning units	10,114	10,521	47,154	49,865	55,021	58,164	55,821	12,692
Units purchased	723	3,300	1,671	314	-	3,813	1,370	52,591
Units redeemed	(4,701)	(3,707)	(56,692)	(3,025)	(55,821)	(6,956)	(64,593)	(9,462)

Ending units	6,768	10,114	43,176	47,154	-	55,021	-	55,821

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GIG3		NVMIG3		GVDIV3
	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$22,677	(8,200)	(92)	(1,408)	3,514	1,233
Realized gain (loss) on investments	190,645	11,662	5,017	15,621	16,579	(7,905)
Change in unrealized gain (loss) on investments	(193,028)	162,908	(4,770)	(8,240)	(22,100)	39,078
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,294	166,370	155	5,973	(2,007)	32,406

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-
Transfers between funds	(1,391,753)	459,351	(23,310)	(215,697)	(181,178)	(13,197)
Redemptions (note 3)	(13,977)	(110,672)	(334)	(6,774)	(3,304)	(21,542)
Annuity benefits	-	-	-	-	-	-
Adjustments to maintain reserves	(20)	7	(6)	4	5	(16)

Net equity transactions	(1,405,750)	348,686	(23,650)	(222,467)	(184,477)	(34,755)

Net change in contract owners’ equity	(1,385,456)	515,056	(23,495)	(216,494)	(186,484)	(2,349)
Contract owners’ equity beginning of period	1,385,456	870,400	23,495	239,989	186,484	188,833

Contract owners’ equity end of period	$-	1,385,456	-	23,495	-	186,484

CHANGES IN UNITS:
Beginning units	63,223	46,117	1,276	15,586	10,421	12,627
Units purchased	-	26,662	6	367	2,989	-
Units redeemed	(1,276)	(9,556)	(10,427)	(14,677)	(12,852)	(2,206)

Ending units	-	63,223	-	1,276	-	10,421

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Ultra(R) Fund - Class I (ACVU1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2014 contract owners were not invested in this fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and an administrative charge of 0.20%, for a total variable account charge of 1.45%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $5,335 and $231,168, respectively, and total transfers from the Account to the fixed account were $0 and $222,446, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $102,364 and $104,638 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$82,755,934	$-	$-	$82,755,934

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2014

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$763,370	$668,925
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	17,369	51,050
Mid Cap Value Portfolio: Class 1 (JPMMV1)	243,918	227,016
Forty Portfolio: Service Shares (JACAS)	127,280	58,266
Global Technology Portfolio: Service Shares (JAGTS)	61,391	64,771
Overseas Portfolio: Service Shares (JAIGS)	40,233	51,188
Emerging Markets Debt Portfolio - Class I (MSEM)	1,288	15,257
U.S. Real Estate Portfolio - Class I (MSVRE)	39,966	129,445
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	321,327	161,088
NVIT Emerging Markets Fund - Class I (GEM)	1,430,633	143,329
NVIT International Equity Fund - Class I (GIG)	1,464,564	245,142
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	17,548	44,439
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	-	18,267
NVIT Core Bond Fund - Class I (NVCBD1)	991,389	469,908
NVIT Nationwide Fund - Class I (TRF)	68,695	264,229
NVIT Government Bond Fund - Class I (GBF)	399,755	525,447
American Century NVIT Growth Fund - Class I (CAF)	8,157	39,130
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	36,455	24,197
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	47,107	61,118
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	184,754	354,515
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	4,691	200,461
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	62,249	156,971
NVIT Mid Cap Index Fund - Class I (MCIF)	395,144	324,217
NVIT Money Market Fund - Class I (SAM)	4,722,766	4,981,281
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	212,243	12,815
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	414,069	20,573
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	44,475	98,609
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	39,463	34,618
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	225,909	198,768
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	302,318	75,692
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	110,291	153,021
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	362,525	286,764
NVIT Multi-Manager Small Company Fund - Class I (SCF)	289,173	200,055
NVIT Multi-Sector Bond Fund - Class I (MSBF)	505,655	696,639
NVIT Large Cap Growth Fund - Class I (NVOLG1)	858,494	877,880
Invesco NVIT Comstock Value Fund - Class II (EIF2)	112,413	201,728
NVIT Real Estate Fund - Class I (NVRE1)	212,819	72,206
VP Balanced Fund - Class I (ACVB)	124,028	131,083
VP Capital Appreciation Fund - Class I (ACVCA)	149,513	37,185
VP Income & Growth Fund - Class I (ACVIG)	83,654	248,210
VP Inflation Protection Fund - Class II (ACVIP2)	21,389	102,010
VP International Fund - Class I (ACVI)	6,258	64,886
VP International Fund - Class III (ACVI3)	16,475	44,768
VP Ultra(R) Fund - Class I (ACVU1)	210	869
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	194,460	283,112
Appreciation Portfolio - Initial Shares (DCAP)	67,254	461,639
Growth and Income Portfolio - Initial Shares (DGI)	17,709	65,577
Quality Bond Fund II - Primary Shares (FQB)	448,081	207,930
Equity-Income Portfolio - Initial Class (FEIP)	384,424	1,139,107
High Income Portfolio - Initial Class (FHIP)	3,487,617	3,397,164
VIP Asset Manager Portfolio - Initial Class (FAMP)	340,575	339,589
VIP Growth Portfolio - Initial Class (FGP)	84,145	412,534
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	517,615	368,166
VIP Overseas Portfolio - Initial Class (FOP)	7,388	68,776
VIP Overseas Portfolio - Initial Class R (FOPR)	28,930	134,422
VIP Value Strategies Portfolio - Service Class (FVSS)	8,831	14,109
Short Duration Bond Portfolio - I Class Shares (AMTB)	107,171	1,774,859
Growth Portfolio - I Class Shares (AMTG)	-	102,873
Guardian Portfolio - I Class Shares (AMGP)	29,772	217,191
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	15,130	120,336
Socially Responsive Portfolio - I Class Shares (AMSRS)	199	14,627
Capital Income Fund/VA - Non-Service Shares (OVMS)	13,910	124,669
Core Bond Fund/VA - Non-Service Shares (OVB)	72,454	125,429
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,774,424	453,658
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	44,703	25,226
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	15,216	109,367
Health Sciences Portfolio - II (TRHS2)	240,808	119,516
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	166,828	134,533
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	26,184	32,176
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	36,774	21,599
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	672	97,535
Advantage VT Discovery Fund (SVDF)	51,816	140,297
Advantage VT Opportunity Fund - Class 2 (SVOF)	31,077	227,898
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	47,354	1,631,861
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)	5,980	1,335,825
NVIT International Equity Fund - Class III (obsolete) (GIG3)	42,309	1,425,364
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)	-	23,737
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	4,490	185,460

Total	$23,855,723	$28,174,196

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	1.45%	218,051	$33.135596	$7,225,250	1.76%	11.78%
2013	1.45%	218,359	29.643618	6,472,921	1.86%	30.11%
2012	1.45%	219,920	22.782778	5,010,388	1.98%	14.06%
2011	1.45%	287,010	19.975105	5,733,055	1.78%	0.40%
2010	1.45%	329,697	19.894837	6,559,268	1.83%	13.17%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	1.45%	8,199	26.251454	215,262	1.05%	11.81%
2013	1.45%	10,197	23.479112	239,440	1.21%	32.40%
2012	1.45%	9,477	17.733878	168,064	0.79%	10.35%
2011	1.45%	9,729	16.070945	156,338	0.89%	-0.56%
2010	1.45%	14,102	16.161247	227,906	1.03%	13.15%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	1.45%	21,552	25.139692	541,810	0.93%	13.44%
2013	1.45%	22,098	22.161571	489,726	1.35%	30.38%
2012	1.45%	95,684	16.997205	1,626,361	0.36%	18.63%
2011	1.45%	19,365	14.328229	277,466	1.32%	0.68%
2010	1.45%	20,589	14.231083	293,003	1.24%	21.67%
Forty Portfolio: Service Shares (JACAS)
2014	1.45%	29,742	14.191428	422,067	0.03%	6.90%
2013	1.45%	33,621	13.276040	446,354	0.53%	28.99%
2012	1.45%	42,173	10.292394	434,061	0.57%	22.06%
2011	1.45%	43,082	8.432327	363,281	0.31%	-8.29%
2010	1.45%	39,652	9.194406	364,577	0.23%	4.94%
Global Technology Portfolio: Service Shares (JAGTS)
2014	1.45%	9,395	7.696191	72,305	0.00%	7.76%
2013	1.45%	10,164	7.141837	72,589	0.00%	33.43%
2012	1.45%	9,322	5.352557	49,902	0.00%	17.42%
2011	1.45%	887	4.558562	4,048	0.00%	-9.98%
2010	1.45%	887	5.063929	4,497	0.00%	22.59%
Overseas Portfolio: Service Shares (JAIGS)
2014	1.45%	12,549	11.870110	148,970	5.30%	-13.38%
2013	1.45%	14,847	13.703076	203,450	2.54%	12.62%
2012	1.45%	25,977	12.167023	316,062	0.89%	11.54%
2011	1.45%	721	10.908627	7,865	0.38%	-33.32%
2010	1.45%	721	16.359247	11,795	0.58%	23.21%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	1.45%	235	25.502934	5,993	8.13%	1.43%
2013	1.45%	791	25.142151	19,887	2.94%	-10.07%
2012	1.45%	1,672	27.958439	46,747	2.85%	16.25%
2011	1.45%	1,672	24.050900	40,213	3.64%	5.49%
2010	1.45%	1,747	22.800296	39,855	4.30%	8.15%
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	1.45%	19,302	64.140004	1,238,030	1.45%	27.84%
2013	1.45%	20,853	50.171267	1,046,172	1.08%	0.57%
2012	1.45%	23,252	49.884950	1,159,925	0.88%	14.15%
2011	1.45%	36,744	43.700250	1,605,722	0.82%	4.39%
2010	1.45%	44,615	41.863604	1,867,744	2.14%	28.08%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	1.45%	85,898	22.597245	1,941,058	2.02%	11.48%
2013	1.45%	88,677	20.270506	1,797,507	1.87%	29.99%
2012	1.45%	93,488	15.594250	1,457,875	0.93%	13.00%
2011	1.45%	118,469	13.800679	1,634,953	1.64%	-0.81%
2010	1.45%	134,493	13.913344	1,871,248	0.15%	11.82%
NVIT Emerging Markets Fund - Class I (GEM)
2014	1.45%	59,690	20.796115	1,241,320	0.87%	-6.88%
NVIT International Equity Fund - Class I (GIG)
2014	1.45%	87,331	13.453640	1,174,920	1.71%	-1.89%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	1.45%	4,673	$22.682654	$105,996	0.88%	5.05%
2013	1.45%	6,734	21.591456	145,376	1.36%	41.74%
2012	1.45%	1,572	15.233644	23,948	2.37%	15.24%
2011	1.45%	910	13.218769	12,029	0.57%	-12.90%
2010	1.45%	1,001	15.176199	15,191	0.12%	13.93%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	1.45%	877	21.632424	18,972	1.41%	36.76%
2011	1.45%	80	14.396233	1,152	0.17%	-4.58%
2010	1.45%	80	15.087366	1,207	0.63%	21.79%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	1.45%	138,431	12.312473	1,704,428	2.83%	3.53%
2013	1.45%	97,153	11.892438	1,155,374	2.43%	-3.33%
2012	1.45%	158,316	12.302589	1,947,696	2.01%	6.19%
2011	1.45%	320,015	11.585705	3,707,599	3.30%	5.05%
2010	1.45%	110,873	11.028405	1,222,752	3.70%	5.50%
NVIT Nationwide Fund - Class I (TRF)
2014	1.45%	161,204	27.215968	4,387,323	1.16%	10.52%
2013	1.45%	168,058	24.624995	4,138,403	2.56%	29.20%
2012	1.45%	53,415	19.059354	1,018,055	1.45%	12.55%
2011	1.45%	54,540	16.933430	923,549	1.13%	-0.93%
2010	1.45%	61,532	17.091687	1,051,686	1.03%	11.81%
NVIT Government Bond Fund - Class I (GBF)
2014	1.45%	90,895	18.874040	1,715,556	1.94%	3.05%
2013	1.45%	98,020	18.314916	1,795,228	1.94%	-5.45%
2012	1.45%	112,912	19.369961	2,187,101	2.18%	1.56%
2011	1.45%	138,936	19.072638	2,649,876	2.86%	5.70%
2010	1.45%	179,265	18.043409	3,234,570	2.89%	3.26%
American Century NVIT Growth Fund - Class I (CAF)
2014	1.45%	25,611	19.429888	497,599	0.35%	9.72%
2013	1.45%	27,013	17.709356	478,383	0.68%	27.86%
2012	1.45%	28,947	13.850632	400,934	0.56%	12.36%
2011	1.45%	31,340	12.326497	386,312	0.57%	-2.13%
2010	1.45%	36,619	12.594457	461,196	0.64%	17.52%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	1.45%	14,839	18.988707	281,773	1.65%	3.46%
2013	1.45%	14,185	18.353126	260,339	1.27%	25.40%
2012	1.45%	12,586	14.635334	184,200	1.58%	14.22%
2011	1.45%	12,654	12.813421	162,141	1.86%	-5.32%
2010	1.45%	11,283	13.533627	152,700	1.75%	12.97%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	1.45%	16,936	13.899593	235,403	1.67%	2.38%
2013	1.45%	18,532	13.575947	251,576	1.24%	3.31%
2012	1.45%	49,133	13.140760	645,644	1.95%	3.65%
2011	1.45%	30,898	12.678390	391,736	2.42%	1.44%
2010	1.45%	26,479	12.498208	330,940	2.21%	4.36%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	1.45%	140,981	17.007247	2,397,698	1.69%	3.66%
2013	1.45%	151,653	16.407390	2,488,230	2.81%	14.94%
2012	1.45%	59,298	14.275165	846,503	2.05%	9.20%
2011	1.45%	46,626	13.072309	609,496	2.18%	-1.49%
2010	1.45%	58,681	13.269596	778,674	2.00%	9.31%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	1.45%	13,942	18.305176	255,211	1.29%	3.44%
2013	1.45%	24,716	17.697242	437,405	1.63%	20.60%
2012	1.45%	29,822	14.673907	437,620	1.32%	12.11%
2011	1.45%	32,528	13.089201	425,779	2.07%	-3.54%
2010	1.45%	25,294	13.569976	343,239	1.99%	11.20%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	1.45%	30,527	$15.721058	$479,917	1.57%	3.22%
2013	1.45%	37,511	15.230521	571,312	1.84%	8.89%
2012	1.45%	33,969	13.986697	475,114	1.40%	6.47%
2011	1.45%	39,342	13.136785	516,827	2.31%	0.59%
2010	1.45%	42,830	13.060279	559,372	2.24%	6.94%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	1.45%	76,872	26.777452	2,058,436	1.11%	7.83%
2013	1.45%	78,303	24.832156	1,944,408	1.08%	31.12%
2012	1.45%	89,498	18.938549	1,694,962	0.76%	15.77%
2011	1.45%	173,022	16.359358	2,830,513	0.79%	-3.95%
2010	1.45%	155,826	17.032953	2,654,177	1.26%	24.37%
NVIT Money Market Fund - Class I (SAM)
2014	1.45%	270,731	11.944093	3,233,636	0.00%	-1.45%
2013	1.45%	288,132	12.119826	3,492,121	0.00%	-1.45%
2012	1.45%	391,172	12.298146	4,810,691	0.00%	-1.45%
2011	1.45%	343,369	12.479588	4,285,104	0.00%	-1.45%
2010	1.45%	304,018	12.662688	3,849,698	0.00%	-1.45%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	1.45%	18,413	9.698009	178,579	1.07%	-3.02%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	1.45%	38,416	9.017150	346,394	2.04%	-9.83%	4/25/2014
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	1.45%	17,574	22.683532	398,640	0.47%	8.83%
2013	1.45%	21,165	20.842212	441,147	0.75%	32.79%
2012	1.45%	29,361	15.695866	460,847	0.52%	14.66%
2011	1.45%	32,386	13.688599	443,319	0.02%	-4.31%
2010	1.45%	17,536	14.305329	250,859	0.07%	13.84%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	1.45%	10,831	16.311232	176,667	1.22%	8.92%
2013	1.45%	11,526	14.976034	172,599	1.38%	33.48%
2012	1.45%	13,544	11.220043	151,965	1.44%	16.10%
2011	1.45%	13,432	9.664277	129,811	1.04%	-7.19%
2010	1.45%	20,420	10.413311	212,640	0.50%	4.13%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	1.45%	59,094	23.050739	1,362,137	0.00%	2.53%
2013	1.45%	64,633	22.482740	1,453,150	0.00%	36.93%
2012	1.45%	6,387	16.419000	104,868	0.00%	13.23%
2011	1.45%	3,719	14.500051	53,926	0.00%	-5.62%
2010	1.45%	10,742	15.362751	165,027	0.00%	24.98%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	1.45%	13,420	25.810644	346,379	1.79%	15.32%
2013	1.45%	6,195	22.381111	138,651	1.28%	33.71%
2012	1.45%	4,866	16.738418	81,449	1.04%	14.65%
2011	1.45%	6,479	14.598954	94,586	0.78%	-3.73%
2010	1.45%	7,332	15.165362	111,192	1.50%	17.90%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	1.45%	27,440	10.409420	285,635	0.00%	1.32%
2013	1.45%	35,003	10.273743	359,612	0.00%	42.20%
2012	1.45%	30,235	7.224906	218,445	0.00%	11.79%
2011	1.45%	36,821	6.462969	237,973	0.00%	-2.09%
2010	1.45%	116,392	6.600666	768,265	0.00%	23.63%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	1.45%	63,501	34.556148	2,194,351	0.52%	5.47%
2013	1.45%	66,754	32.763881	2,187,121	0.67%	38.37%
2012	1.45%	98,191	23.679176	2,325,082	0.80%	18.70%
2011	1.45%	118,865	19.949586	2,371,308	0.45%	-6.44%
2010	1.45%	107,164	21.323760	2,285,139	0.60%	24.77%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	1.45%	37,726	$46.720500	$1,762,578	0.17%	-0.65%
2013	1.45%	41,179	47.024639	1,936,428	0.13%	38.86%
2012	1.45%	49,073	33.863621	1,661,789	0.15%	13.82%
2011	1.45%	52,530	29.750857	1,562,813	0.51%	-6.93%
2010	1.45%	83,294	31.964655	2,662,432	0.28%	23.50%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	1.45%	129,602	17.533394	2,272,381	3.04%	2.38%
2013	1.45%	142,618	17.126245	2,442,510	3.14%	-2.56%
2012	1.45%	201,588	17.575852	3,543,099	3.76%	10.62%
2011	1.45%	92,347	15.888731	1,467,277	4.25%	4.02%
2010	1.45%	101,187	15.274505	1,545,581	7.10%	8.98%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	1.45%	299,637	22.574603	6,764,186	0.71%	7.22%
2013	1.45%	330,908	21.054033	6,966,948	0.78%	34.72%
2012	1.45%	370,210	15.627770	5,785,572	0.67%	16.96%
2011	1.45%	458,774	13.361565	6,129,938	0.65%	-3.65%
2010	1.45%	642,030	13.867515	8,903,346	0.06%	7.22%
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2014	1.45%	30,791	17.973361	553,418	1.15%	7.35%
2013	1.45%	35,621	16.743255	596,395	0.00%	33.34%
2012	1.45%	31,448	12.556894	394,889	1.04%	16.45%
2011	1.45%	31,560	10.782740	340,304	1.10%	-3.96%
2010	1.45%	34,477	11.227301	387,084	1.22%	13.77%
NVIT Real Estate Fund - Class I (NVRE1)
2014	1.45%	9,134	29.096088	265,763	3.84%	27.02%
2013	1.45%	5,743	22.907254	131,533	1.25%	1.55%
2012	1.45%	7,903	22.557386	178,271	1.37%	14.10%
2011	1.45%	5,061	19.769126	100,052	0.88%	4.96%
2010	1.45%	5,409	18.834941	101,878	2.41%	28.30%
VP Balanced Fund - Class I (ACVB)
2014	1.45%	35,626	25.869706	921,634	1.54%	8.26%
2013	1.45%	39,417	23.895740	941,899	1.57%	15.72%
2012	1.45%	48,472	20.648807	1,000,889	2.06%	10.18%
2011	1.45%	52,403	18.741552	982,114	1.90%	3.81%
2010	1.45%	56,577	18.053987	1,021,422	1.89%	10.02%
VP Capital Appreciation Fund - Class I (ACVCA)
2014	1.45%	19,129	27.882906	533,372	0.00%	6.57%
2013	1.45%	18,578	26.163244	486,035	0.00%	29.02%
2012	1.45%	20,411	20.277751	413,889	0.00%	14.32%
2011	1.45%	24,118	17.738371	427,814	0.00%	-7.86%
2010	1.45%	30,079	19.251495	579,066	0.00%	29.39%
VP Income & Growth Fund - Class I (ACVIG)
2014	1.45%	24,980	19.036938	475,543	2.01%	10.87%
2013	1.45%	34,050	17.170156	584,644	2.15%	33.85%
2012	1.45%	51,466	12.827625	660,173	2.21%	13.08%
2011	1.45%	40,992	11.344166	465,009	1.53%	1.62%
2010	1.45%	46,761	11.163317	522,008	1.47%	12.49%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	1.45%	34,134	13.461043	459,466	1.25%	1.80%
2013	1.45%	40,904	13.222784	540,865	1.61%	-9.81%
2012	1.45%	64,545	14.660477	946,261	2.41%	5.83%
2011	1.45%	59,148	13.853507	819,407	3.84%	10.13%
2010	1.45%	73,682	12.579318	926,869	1.75%	3.60%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2014	1.45%	14,539	$22.899128	$332,930	1.72%	-6.88%
2013	1.45%	17,023	24.590220	418,624	1.71%	20.64%
2012	1.45%	18,482	20.383738	376,752	0.90%	19.40%
2011	1.45%	25,910	17.071657	442,327	1.40%	-13.32%
2010	1.45%	31,331	19.694080	617,035	2.41%	11.65%
VP International Fund - Class III (ACVI3)
2014	1.45%	13,318	16.628543	221,459	1.72%	-6.88%
2013	1.45%	14,978	17.856562	267,456	1.66%	20.64%
2012	1.45%	15,305	14.801966	226,544	0.87%	19.40%
2011	1.45%	17,522	12.396842	217,217	1.39%	-13.32%
2010	1.45%	21,647	14.301160	309,578	2.60%	11.65%
VP Ultra(R) Fund - Class I (ACVU1)
2014	1.45%	3,439	17.513971	60,230	0.37%	8.40%
2013	1.45%	3,442	16.156758	55,612	0.80%	35.09%
2012	1.45%	3,448	11.960194	41,227	0.00%	12.27%
2011	1.45%	3,304	10.653154	35,199	0.00%	-0.40%
2010	1.45%	20,264	10.695507	216,733	0.28%	14.40%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	1.45%	6,785	24.430581	165,762	0.81%	3.60%
2013	1.45%	11,596	23.582274	273,437	1.15%	38.68%
2012	1.45%	9,597	17.005377	163,200	0.45%	14.06%
2011	1.45%	10,501	14.909191	156,562	0.57%	-0.89%
2010	1.45%	44,704	15.043438	672,487	0.56%	24.00%
Appreciation Portfolio - Initial Shares (DCAP)
2014	1.45%	47,269	22.509167	1,063,986	1.77%	6.52%
2013	1.45%	67,300	21.130536	1,422,085	1.75%	19.35%
2012	1.45%	204,655	17.704966	3,623,428	3.39%	8.83%
2011	1.45%	139,939	16.269143	2,276,687	1.83%	7.43%
2010	1.45%	67,291	15.143266	1,019,020	2.18%	13.65%
Growth and Income Portfolio - Initial Shares (DGI)
2014	1.45%	10,049	21.661767	217,679	0.77%	8.48%
2013	1.45%	12,393	19.968653	247,471	0.91%	34.80%
2012	1.45%	12,970	14.813465	192,131	1.42%	16.36%
2011	1.45%	16,803	12.730996	213,906	1.22%	-4.20%
2010	1.45%	24,097	13.289243	320,244	1.13%	16.89%
Quality Bond Fund II - Primary Shares (FQB)
2014	1.45%	43,864	15.403360	675,653	3.23%	2.29%
2013	1.45%	28,997	15.058797	436,659	4.73%	-0.43%
2012	1.45%	41,842	15.123839	632,811	3.76%	8.13%
2011	1.45%	43,519	13.987084	608,704	5.26%	0.79%
2010	1.45%	55,514	13.876976	770,380	4.78%	6.93%
Equity-Income Portfolio - Initial Class (FEIP)
2014	1.45%	173,509	29.212836	5,068,690	2.58%	7.14%
2013	1.45%	204,428	27.265592	5,573,851	2.43%	26.29%
2012	1.45%	223,405	21.589589	4,823,200	2.95%	15.60%
2011	1.45%	281,392	18.675627	5,255,153	2.34%	-0.49%
2010	1.45%	358,202	18.767530	6,722,566	1.79%	13.48%
High Income Portfolio - Initial Class (FHIP)
2014	1.45%	219,491	18.636102	4,090,476	6.22%	-0.31%
2013	1.45%	223,416	18.694341	4,176,596	5.90%	4.41%
2012	1.45%	246,805	17.904584	4,418,941	5.48%	12.57%
2011	1.45%	278,008	15.905537	4,421,867	6.35%	2.53%
2010	1.45%	328,000	15.513562	5,088,464	8.43%	12.17%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	1.45%	106,718	$ 24.907404	$2,658,068	1.52%	4.30%
2013	1.45%	111,779	23.880924	2,669,386	1.66%	14.03%
2012	1.45%	104,592	20.942818	2,190,451	1.47%	10.85%
2011	1.45%	125,316	18.893418	2,367,647	1.87%	-3.97%
2010	1.45%	144,318	19.674570	2,839,394	1.71%	12.61%
VIP Growth Portfolio - Initial Class (FGP)
2014	1.45%	101,963	29.829143	3,041,468	0.18%	9.68%
2013	1.45%	111,826	27.195546	3,041,169	0.29%	34.36%
2012	1.45%	122,995	20.240775	2,489,534	0.58%	13.02%
2011	1.45%	137,302	17.908626	2,458,872	0.35%	-1.25%
2010	1.45%	156,626	18.134841	2,840,388	0.28%	22.37%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	1.45%	157,964	14.126484	2,231,476	2.32%	4.22%
2013	1.45%	148,701	13.554408	2,015,568	1.85%	-3.31%
2012	1.45%	251,191	14.018752	3,521,385	2.27%	4.23%
2011	1.45%	269,057	13.449621	3,618,714	3.02%	5.66%
2010	1.45%	429,903	12.729366	5,472,392	3.45%	6.12%
VIP Overseas Portfolio - Initial Class (FOP)
2014	1.45%	25,337	19.831682	502,476	1.27%	-9.41%
2013	1.45%	28,203	21.891776	617,413	1.38%	28.55%
2012	1.45%	29,764	17.030210	506,887	1.95%	18.99%
2011	1.45%	32,338	14.312736	462,845	1.28%	-18.36%
2010	1.45%	37,043	17.532395	649,453	1.43%	11.48%
VIP Overseas Portfolio - Initial Class R (FOPR)
2014	1.45%	11,375	16.799344	191,092	1.01%	-9.43%
2013	1.45%	17,224	18.548411	319,477	1.25%	28.56%
2012	1.45%	24,648	14.427791	355,616	1.81%	18.96%
2011	1.45%	34,115	12.128352	413,759	0.89%	-18.35%
2010	1.45%	75,902	14.853254	1,127,392	1.49%	11.44%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	1.45%	11,589	22.132743	256,496	0.94%	5.15%
2013	1.45%	11,776	21.049671	247,880	0.80%	28.55%
2012	1.45%	15,591	16.374110	255,288	0.55%	25.25%
2011	1.45%	15,906	13.072699	207,947	0.45%	-10.17%
2010	1.45%	99,423	14.552334	1,446,837	0.45%	24.62%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	1.45%	72,236	13.618947	983,791	1.03%	-0.85%
2013	1.45%	193,231	13.735541	2,654,132	2.48%	-0.84%
2012	1.45%	70,934	13.852204	982,593	2.54%	3.08%
2011	1.45%	103,907	13.437693	1,396,256	4.05%	-1.16%
2010	1.45%	109,906	13.595598	1,494,237	5.07%	3.76%
Growth Portfolio - I Class Shares (AMTG)
2014	1.45%	9,062	28.393748	257,305	0.00%	5.34%
2013	1.45%	12,818	26.954017	345,497	0.00%	29.94%
2012	1.45%	15,391	20.743389	319,261	0.00%	10.96%
2011	1.45%	18,185	18.693750	339,946	0.00%	-1.66%
2010	1.45%	25,553	19.009113	485,739	0.00%	29.43%
Guardian Portfolio - I Class Shares (AMGP)
2014	1.45%	9,175	19.963961	183,169	0.37%	7.45%
2013	1.45%	20,865	18.580284	387,678	0.82%	36.80%
2012	1.45%	19,885	13.581719	270,073	0.28%	11.09%
2011	1.45%	22,480	12.226121	274,843	0.42%	-4.34%
2010	1.45%	31,373	12.781427	401,004	0.36%	17.29%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	1.45%	34,240	$30.582551	$1,047,146	0.72%	8.26%
2013	1.45%	37,564	28.249282	1,061,156	1.13%	29.24%
2012	1.45%	43,638	21.858745	953,851	0.39%	14.90%
2011	1.45%	57,618	19.023388	1,096,090	0.00%	-12.64%
2010	1.45%	66,744	21.776172	1,453,429	0.68%	13.99%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	1.45%	2,697	20.346904	54,876	0.37%	8.78%
2013	1.45%	3,458	18.704398	64,680	0.72%	35.61%
2012	1.45%	2,721	13.792890	37,530	0.16%	9.37%
2011	1.45%	5,719	12.611608	72,126	0.26%	-4.48%
2010	1.45%	5,360	13.203521	70,771	0.03%	21.08%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2014	1.45%	30,597	20.719163	633,944	2.08%	6.63%
2013	1.45%	36,342	19.431085	706,145	2.36%	11.53%
2012	1.45%	41,052	17.422499	715,211	1.39%	10.71%
2011	1.45%	52,773	15.737387	830,509	2.33%	-0.74%
2010	1.45%	61,659	15.854277	977,559	1.41%	11.28%
Core Bond Fund/VA - Non-Service Shares (OVB)
2014	1.45%	72,881	13.715921	999,631	5.12%	5.71%
2013	1.45%	79,610	12.975038	1,032,943	5.16%	-1.55%
2012	1.45%	93,883	13.179014	1,237,286	4.99%	8.69%
2011	1.45%	113,307	12.125469	1,373,900	6.18%	6.70%
2010	1.45%	127,332	11.363928	1,446,992	1.95%	9.80%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	1.45%	53,984	47.077020	2,541,453	1.35%	0.81%
2013	1.45%	28,388	46.699245	1,325,745	1.36%	25.46%
2012	1.45%	31,970	37.221896	1,189,984	2.07%	19.50%
2011	1.45%	54,810	31.147302	1,707,184	1.28%	-9.62%
2010	1.45%	60,054	34.461734	2,069,600	1.43%	14.28%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	1.45%	13,961	14.706742	205,307	0.75%	9.10%
2013	1.45%	12,732	13.480284	171,631	1.10%	29.86%
2012	1.45%	12,923	10.380342	134,146	1.00%	15.17%
2011	1.45%	20,600	9.012808	185,664	0.83%	-1.46%
2010	1.45%	22,398	9.146460	204,863	1.03%	14.43%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	1.45%	51,453	8.452592	434,903	0.00%	4.25%
2013	1.45%	63,142	8.107975	511,945	0.01%	34.01%
2012	1.45%	59,068	6.050120	357,363	0.00%	14.75%
2011	1.45%	37,382	5.272221	197,086	0.00%	-0.37%
2010	1.45%	36,791	5.291649	194,685	0.00%	25.62%
Health Sciences Portfolio - II (TRHS2)
2014	1.45%	14,907	28.378629	423,040	0.00%	29.32%
2013	1.45%	11,822	21.944157	259,423	0.00%	48.33%
2012	1.45%	12,018	14.793998	177,809	0.00%	29.10%
2011	1.45%	3,995	11.459676	45,781	0.00%	8.79%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2014	1.45%	5,286	8.319944	43,979	0.00%	-20.52%
2013	1.45%	3,208	10.467627	33,580	0.38%	8.70%
2012	1.45%	3,261	9.630168	31,395	0.88%	-3.70%	5/1/2012
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	1.45%	9,047	17.697384	160,108	5.43%	0.70%
2013	1.45%	10,596	17.573895	186,213	3.07%	-10.49%
2012	1.45%	72,740	19.632573	1,428,073	0.28%	4.02%
2011	1.45%	7,411	18.874653	139,880	7.71%	6.58%
2010	1.45%	7,536	17.710000	133,462	3.58%	4.66%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	1.45%	10,665	$25.222712	$269,026	0.52%	-1.86%
2013	1.45%	11,276	25.700504	289,799	2.04%	10.40%
2012	1.45%	74,733	23.280267	1,739,804	0.00%	27.92%
2011	1.45%	5,697	18.198794	103,678	1.03%	-26.81%
2010	1.45%	5,916	24.866397	147,085	0.62%	25.00%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	1.45%	20,788	25.935788	539,127	0.09%	-20.28%
2013	1.45%	23,198	32.532711	754,694	0.70%	8.93%
2012	1.45%	25,273	29.865368	754,787	0.74%	1.88%
2011	1.45%	14,220	29.313302	416,835	1.20%	-17.66%
2010	1.45%	15,326	35.600544	545,614	0.35%	27.36%
Advantage VT Discovery Fund (SVDF)
2014	1.45%	6,768	40.420994	273,570	0.00%	-1.10%
2013	1.45%	10,114	40.870802	413,367	0.01%	41.72%
2012	1.45%	10,521	28.839712	303,451	0.00%	16.02%
2011	1.45%	19,402	24.856593	482,268	0.00%	-1.03%
2010	1.45%	20,229	25.115414	508,060	0.00%	33.58%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	1.45%	43,176	45.311902	1,956,432	0.06%	8.82%
2013	1.45%	47,154	41.638318	1,963,414	0.20%	28.78%
2012	1.45%	49,865	32.331833	1,612,227	0.10%	13.84%
2011	1.45%	66,885	28.400420	1,899,563	0.14%	-6.89%
2010	1.45%	75,723	30.500998	2,309,627	0.77%	21.96%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	1.45%	55,021	28.742194	1,581,424	1.38%	25.49%
2012	1.45%	58,164	22.903668	1,332,169	2.10%	19.46%
2011	1.45%	65,302	19.171909	1,251,945	1.28%	-9.60%
2010	1.45%	74,993	21.207036	1,590,379	1.48%	14.29%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	1.45%	2,820	13.496933	38,048	0.00%	-10.13%
2010	1.45%	8,043	15.018055	120,790	0.00%	22.71%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	1.45%	18,558	19.447118	360,919	0.51%	-33.32%
2010	1.45%	12,989	29.162799	378,767	0.56%	23.22%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	1.45%	55,821	24.685978	1,377,996	2.47%	-0.71%
2012	1.45%	12,692	24.862318	315,552	0.15%	15.53%
2011	1.45%	69,714	21.519831	1,500,234	0.79%	-23.52%
2010	1.45%	27,896	28.136524	784,896	0.07%	14.53%
NVIT International Equity Fund - Class III (obsolete)(GIG3)
2013	1.45%	63,223	21.913445	1,385,456	0.66%	16.11%
2012	1.45%	46,117	18.873735	870,400	0.57%	13.90%
2011	1.45%	86,255	16.570732	1,429,309	1.39%	-11.07%
2010	1.45%	52,907	18.633579	985,847	1.05%	11.63%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	1.45%	107,235	14.433281	1,547,738	1.46%	6.58%
2010	1.45%	17,822	13.542677	241,358	3.99%	4.66%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	1.45%	7,496	20.409322	152,988	1.26%	-26.83%
2010	1.45%	11,718	27.893698	326,858	0.55%	25.03%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	1.45%	28,548	28.347697	809,242	1.33%	-17.61%
2010	1.45%	35,875	34.405632	1,234,302	0.36%	27.38%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	1.45%	1,276	$18.412992	$23,495	0.24%	19.58%
2012	1.45%	15,586	15.397692	239,989	1.19%	14.10%
2011	1.45%	12,718	13.495266	171,633	3.70%	-10.68%
2010	1.45%	2,233	15.108649	33,738	0.66%	12.38%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	1.45%	10,421	17.895051	186,484	2.14%	19.66%
2012	1.45%	12,627	14.954677	188,833	0.37%	15.53%
2011	1.45%	14,001	12.944228	181,232	1.67%	-17.33%
2010	1.45%	19,198	15.657454	300,592	2.05%	4.57%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	1.45%	1,420	12.009252	17,053	4.96%	6.19%
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	1.45%	43,947	11.172014	490,977	0.10%	10.61%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	1.45%	480	14.788340	7,083	1.25%	9.75%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	1.45%	49,751	12.323427	613,103	0.15%	12.80%

2014	Reserves for annuity contracts in payout phase:				94,048
2014	Contract owners equity:				$82,755,880
2013	Reserves for annuity contracts in payout phase:				98,828
2013	Contract owners equity:				$85,943,119
2012	Reserves for annuity contracts in payout phase:				86,275
2012	Contract owners equity:				$81,964,798
2011	Reserves for annuity contracts in payout phase:				9,336
2011	Contract owners equity:				$83,522,344
2010	Reserves for annuity contracts in payout phase:				10,213
2010	Contract owners equity:				$96,029,149

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.